                           CALAMOS(R) FAMILY OF FUNDS
                          ---------------------------

     SUPPLEMENT DATED FEBRUARY 28, 2000 TO PROSPECTUS DATED AUGUST 1, 1999

GROWTH FUND AND GLOBAL GROWTH AND INCOME FUND

As described on page 54 of the prospectus, the management fee for Growth Fund and Global Growth and Income Fund is 1.00% of average net assets. These fees were incorrectly stated in the expense tables on pages 35 and 46 of the prospectus. However, the net expenses shown in each expense table were correctly stated. Following is a corrected expense table for each Fund:

                                                   Growth    Growth    Global Growth and   Global Growth and
                                                    Fund      Fund        Income Fund         Income Fund
                                                   Class A   Class C        Class A             Class C
                                                   -------   -------   -----------------   -----------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM
YOUR INVESTMENT):
------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a
    percentage of offering price)                   4.75%     None           4.75%               None
------------------------------------------------------------------------------------------------------------
  Maximum Deferred Sales Charge (Load) (as a
    percentage of redemption proceeds)              None(1)   1.00%          None(1)             1.00%
------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends/Distributions              None      None           None                None
------------------------------------------------------------------------------------------------------------
  Redemption Fee(2)                                 None      None           None                None
------------------------------------------------------------------------------------------------------------
  Exchange Fee                                      None      None           None                None
------------------------------------------------------------------------------------------------------------

(1) The redemption of Class A shares purchased at net asset value under the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 1% during the first year.
(2) A service charge of $9 is deducted from proceeds of redemption paid by wire.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


------------------------------------------------------------------------------------------------------------
  Management Fees                                   1.00%     1.00%          1.00%               1.00%
------------------------------------------------------------------------------------------------------------
  Distribution (12b-1) Fees                          .50%     1.00%           .50%               1.00%
------------------------------------------------------------------------------------------------------------
  Other expenses                                     .90%     1.00%          1.70%               2.00%
------------------------------------------------------------------------------------------------------------
  Total Annual Operating Expenses*                  2.40%     3.00%          3.20%               4.00%
------------------------------------------------------------------------------------------------------------
  Fee Waiver and/or Expense Reimbursement            .40%      .50%          1.20%               1.50%
------------------------------------------------------------------------------------------------------------
  Net Expenses                                      2.00%     2.50%          2.00%               2.50%
------------------------------------------------------------------------------------------------------------

* Pursuant to a written agreement, Calamos Asset Management, Inc. ("CAM") has voluntarily agreed to waive fees and/or reimburse fund expenses so that the Total Annual Operating Expenses are limited to 2.00% for Class A shares and 2.50% for Class C shares. The fee waiver and/or reimbursement is binding on CAM through August 31, 2000.

SALES COMMISSION WAIVER
In addition to those persons or entities described on pages 57-58 of the prospectus, any investor buying Class A shares of a Fund through a brokerage account with a broker-dealer who has waived the initial sales charge to which the broker-dealer otherwise would be entitled may purchase such shares at net asset value without payment of any sales commission.

CERTAIN REDEMPTIONS PERMITTED WITHOUT SIGNATURE GUARANTEES
If your shares are held for you by the Funds' transfer agent, you may redeem your shares by written request without a signature guarantee, provided that the proceeds of the redemption are not more than $50,000 and they are to be sent to you at your address of record. If the proceeds of the redemption are more than $50,000 or you wish to send the proceeds to an address other than your address of record, you must obtain a signature guarantee on your written redemption request.

TELEPHONE REDEMPTIONS PERMITTED
If your shares are held for you by the Funds' transfer agent, you may redeem your shares by telephone. With the telephone redemption option, you may sell up to $50,000 worth of shares on any day. You may not redeem by telephone shares held in an IRA account or in an account for which you have changed the address within the preceding 30 days.

During periods of volatile economic and market conditions, you may have difficulty making a redemption request by telephone, in which case you should make your redemption request in writing.

To permit telephone redemptions, you must authorize telephone redemption on your account application prior to calling us with your redemption request. Call us at
800.823.7386 to obtain an account application with the telephone redemption option. If you did not authorize telephone redemption on your original account application, you may request telephone redemption by submitting a request in writing with a signature guarantee. If you want redemption proceeds paid by wire transfer to your bank account, send your request for telephone redemption, along with a voided check, to First Data Investor Services Group, Inc., 211 South Gulph Road, P.O. Box 61767, King of Prussia, PA 19406.

To redeem shares from your account by telephone, call 800.823.7386. We will send your redemption proceeds to you by check or, by wire to a predetermined bank or brokerage account. Redemption proceeds paid by wire will normally be sent on the next business day after receipt of the redemption request and the cost of the wire (currently $9.00) will be deducted from the redemption proceeds. A redemption request received after 4 p.m. eastern time (or after the close of regular session trading on the New York Stock Exchange ("NYSE") if the NYSE closes before 4 p.m.) will be deemed received on the next business day.

To reduce the risk of fraudulent instruction and to ensure that instructions communicated by telephone are genuine, we will send your redemption proceeds only to the address or bank/brokerage account as shown on our records. We also may record a call, request more information and send written confirmation of telephone transactions. We (and our transfer agent) will not be responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense for acting upon instructions furnished by telephone if we reasonably believe that such instructions are genuine. If we do not follow reasonable procedures for protecting shareholders against loss on telephone redemptions, we may be liable for any loss due to unauthorized or fraudulent instructions. Please verify the accuracy of each telephone transaction as soon as you receive your confirmation statement.

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